Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	0000019532
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SCIEX
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SCVEX
SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPHA FUND - R6 SHARES
Risk/Return:
Trading Symbol	SCIJX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SCUIX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SCUVX